Share Based Payments (Details) - Schedule of Shares Issued under Stock Option Plan - 2004 ASX Plan [Member] - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Based Payments (Details) - Schedule of Shares Issued under Stock Option Plan [Line Items]
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year
End of the financial year	13,277,715	13,277,715	13,277,715